Investment Securities (Contractual Maturities of Securities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Contractual maturities of securities
Available for Sale, Cost Basis, After 1 year but within 5 years	$ 16,201
Available for Sale, Cost Basis, After 5 years but within 10 years	19,049
Available for Sale, Cost Basis, After 10 years but within15 years	60,386
Available for Sale, Cost Basis, Over 15 years	51,422
Available for Sale, Cost Basis, Total	147,058
Available for Sale, Fair Value, After 1 year but within 5 years	16,105
Available for Sale, Fair Value, After 5 years but within 10 years	19,316
Available for Sale, Fair Value, After 10 years but within15 years	61,233
Available for Sale, Fair Value, Over 15 years	53,002
Available for Sale, Fair Value, Total	149,656	151,538
Held to Maturity, Cost Basis, Within 1 year	2,000
Held to Maturity, Cost Basis, After 1 year but within 5 years	1,000
Held to Maturity, Cost Basis, After 5 years but within 10 years	1,777
Held to Maturity, Cost Basis, After 10 years but within 15 years	1,012
Held to Maturity, Cost Basis, Over 15 years	12,839
Held to Maturity, Cost Basis, Total	18,628	13,723
Held to Maturity, Fair Value, Within 1 year	2,000
Held to Maturity, Fair Value, After 1 year but within 5 years	993
Held to Maturity, Fair Value, After 5 years but within 10 years	1,662
Held to Maturity, Fair Value, After 10 years but within 15 years	950
Held to Maturity, Fair Value, Over 15 years	12,874
Held to Maturity, Fair Value, Total	18,479	14,266
U.S. Agency [Member]
Contractual maturities of securities
Available for Sale, Cost Basis, After 1 year but within 5 years	7,049
Available for Sale, Cost Basis, After 5 years but within 10 years	1,000
Available for Sale, Cost Basis, After 10 years but within15 years
Available for Sale, Cost Basis, Over 15 years
Available for Sale, Cost Basis, Total	8,049
Available for Sale, Fair Value, After 1 year but within 5 years	6,970
Available for Sale, Fair Value, After 5 years but within 10 years	954
Available for Sale, Fair Value, After 10 years but within15 years
Available for Sale, Fair Value, Over 15 years
Available for Sale, Fair Value, Total	7,924	5,911
U.S. Agency mortgage-backed securities [Member]
Contractual maturities of securities
Available for Sale, Cost Basis, After 1 year but within 5 years	1,159
Available for Sale, Cost Basis, After 5 years but within 10 years	14,051
Available for Sale, Cost Basis, After 10 years but within15 years	60,386
Available for Sale, Cost Basis, Over 15 years	51,422
Available for Sale, Cost Basis, Total	127,018
Available for Sale, Fair Value, After 1 year but within 5 years	1,235
Available for Sale, Fair Value, After 5 years but within 10 years	14,501
Available for Sale, Fair Value, After 10 years but within15 years	61,233
Available for Sale, Fair Value, Over 15 years	53,002
Available for Sale, Fair Value, Total	129,971	137,735
Held to Maturity, Cost Basis, Within 1 year
Held to Maturity, Cost Basis, After 1 year but within 5 years
Held to Maturity, Cost Basis, After 5 years but within 10 years	1,777
Held to Maturity, Cost Basis, After 10 years but within 15 years
Held to Maturity, Cost Basis, Over 15 years	11,844
Held to Maturity, Cost Basis, Total	13,621	9,318
Held to Maturity, Fair Value, Within 1 year
Held to Maturity, Fair Value, After 1 year but within 5 years
Held to Maturity, Fair Value, After 5 years but within 10 years	1,662
Held to Maturity, Fair Value, After 10 years but within 15 years
Held to Maturity, Fair Value, Over 15 years	11,954
Held to Maturity, Fair Value, Total	13,616	9,896
Corporate bonds [Member]
Contractual maturities of securities
Available for Sale, Cost Basis, After 1 year but within 5 years	7,993
Available for Sale, Cost Basis, After 5 years but within 10 years	3,998
Available for Sale, Cost Basis, After 10 years but within15 years
Available for Sale, Cost Basis, Over 15 years
Available for Sale, Cost Basis, Total	11,991
Available for Sale, Fair Value, After 1 year but within 5 years	7,900
Available for Sale, Fair Value, After 5 years but within 10 years	3,861
Available for Sale, Fair Value, After 10 years but within15 years
Available for Sale, Fair Value, Over 15 years
Available for Sale, Fair Value, Total	11,761	7,892
Corporate bonds and other securities [Member]
Contractual maturities of securities
Held to Maturity, Cost Basis, Within 1 year	2,000
Held to Maturity, Cost Basis, After 1 year but within 5 years	1,000
Held to Maturity, Cost Basis, After 5 years but within 10 years
Held to Maturity, Cost Basis, After 10 years but within 15 years	1,012
Held to Maturity, Cost Basis, Over 15 years	995
Held to Maturity, Cost Basis, Total	5,007	3,995
Held to Maturity, Fair Value, Within 1 year	2,000
Held to Maturity, Fair Value, After 1 year but within 5 years	993
Held to Maturity, Fair Value, After 5 years but within 10 years
Held to Maturity, Fair Value, After 10 years but within 15 years	950
Held to Maturity, Fair Value, Over 15 years	920
Held to Maturity, Fair Value, Total	$ 4,863	$ 3,954